UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2011
DATE OF REPORTING PERIOD: January 31, 2011

Calamos Convertible and High Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (70.9%)
	Consumer Discretionary (13.1%)
4,366,000	Asbury Automotive Group, Inc. 7.625%, 03/15/17	$4,453,320
5,664,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	5,947,200
389,000	Dana Holding Corp. 6.750%, 02/15/21	396,780
	DISH Network Corp.
7,080,000	7.875%, 09/01/19	7,531,350
5,947,000	7.125%, 02/01/16µ	6,244,350
3,304,000	Exide Technologies* 8.625%, 02/01/18	3,498,110
3,766,000	GameStop Corp.µ 8.000%, 10/01/12	3,864,669
	General Motors Corp.**
6,136,000	7.200%, 01/15/11	2,208,960
4,531,000	7.125%, 07/15/13	1,631,160
	Goodyear Tire & Rubber Company
2,832,000	8.250%, 08/15/20	2,980,680
1,783,000	7.000%, 03/15/28µ	1,707,223
6,844,000	Hanesbrands, Inc.µ‡ 3.831%, 12/15/14	6,886,775
8,779,000	Hasbro, Inc.µ 6.600%, 07/15/28	8,873,980
1,765,000	Interpublic Group of Companies, Inc. 10.000%, 07/15/17	2,109,175
1,416,000	J.C. Penney Company, Inc. 7.650%, 08/15/16	1,554,060
7,155,000	Jarden Corp.µ 7.500%, 05/01/17	7,566,412
3,304,000	Liberty Media Corp.µ 8.250%, 02/01/30	3,229,660
3,493,000	Live Nation Entertainment, Inc.* 8.125%, 05/15/18	3,623,988
5,192,000	Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	5,568,420
5,503,000	NetFlix, Inc. 8.500%, 11/15/17	6,245,905
	Royal Caribbean Cruises, Ltd.
11,233,000	7.500%, 10/15/27µ	11,190,876
944,000	7.000%, 06/15/13µ	1,014,800
378,000	7.250%, 06/15/16	410,130
	Service Corp. International
8,024,000	7.500%, 04/01/27µ	7,863,520
1,888,000	7.000%, 05/15/19	1,949,360
944,000	7.625%, 10/01/18µ	1,019,520
944,000	Speedway Motorsports, Inc. 8.750%, 06/01/16	1,033,680
6,230,000	Vail Resorts, Inc.µ 6.750%, 02/15/14	6,339,025
5,541,000	Wynn Las Vegas, LLC 7.750%, 08/15/20	5,901,165

		122,844,253

	Consumer Staples (3.1%)
4,012,000	Chiquita Brands International, Inc. 8.875%, 12/01/15	4,152,420
	Constellation Brands, Inc.
4,569,000	7.250%, 09/01/16µ	4,883,119
866,000	8.375%, 12/15/14	961,260
3,201,000	Darling International, Inc.* 8.500%, 12/15/18	3,473,085
1,288,000	Del Monte Foods Company 7.500%, 10/15/19	1,590,680
142,000	Elizabeth Arden, Inc.* 7.375%, 03/15/21	145,905
3,776,000	Reynolds American, Inc.~ 7.250%, 06/15/37	3,872,295
9,439,000	Smithfield Foods, Inc.µ 7.750%, 07/01/17	10,052,535

		29,131,299

	Energy (17.2%)
	Arch Coal, Inc.
6,136,000	8.750%, 08/01/16µ	6,826,300
1,935,000	7.250%, 10/01/20	2,046,263
1,118,000	Arch Western Finance, LLC 6.750%, 07/01/13	1,134,770
	Berry Petroleum Company
6,298,000	8.250%, 11/01/16	6,660,135
1,888,000	10.250%, 06/01/14	2,185,360
1,416,000	Bill Barrett Corp. 9.875%, 07/15/16	1,589,460
4,615,000	Brigham Exploration Company* 8.750%, 10/01/18	5,088,037
7,434,000	Bristow Group, Inc.µ 7.500%, 09/15/17	7,880,040
7,080,000	Carrizo Oil & Gas, Inc.* 8.625%, 10/15/18	7,469,400
	Chesapeake Energy Corp.
3,776,000	9.500%, 02/15/15µ	4,436,800
3,049,000	6.625%, 08/15/20	3,170,960
4,720,000	Complete Production Services, Inc. 8.000%, 12/15/16	4,991,400
7,740,000	Comstock Resources, Inc. 8.375%, 10/15/17	7,991,550
5,116,000	Concho Resources, Inc. 8.625%, 10/01/17	5,653,180
1,888,000	Continental Resources, Inc.µ 8.250%, 10/01/19	2,086,240
7,125,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	7,347,656
5,664,000	EXCO Resources, Inc. 7.500%, 09/15/18	5,692,320
	Frontier Oil Corp.
6,839,000	8.500%, 09/15/16µ	7,420,315
922,000	6.875%, 11/15/18	954,270
4,417,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	4,516,382

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

6,608,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	$6,921,880
2,874,000		Holly Corp.µ 9.875%, 06/15/17	3,182,955
3,724,000		Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	3,840,375
6,513,000		Petrohawk Energy Corp.µ 7.125%, 04/01/12	6,545,565
5,664,000		Petroplus Holdings, AG* 9.375%, 09/15/19	5,550,720
4,248,000		Pride International, Inc.µ 8.500%, 06/15/19	5,055,120
5,192,000		SEACOR Holdings, Inc.µ 7.375%, 10/01/19	5,365,460
1,258,000		SM Energy Company*† 6.625%, 02/15/19	1,258,000
7,174,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	7,281,610
		Swift Energy Company
6,513,000		8.875%, 01/15/20	7,164,300
2,265,000		7.125%, 06/01/17	2,324,456
5,161,000		Trinidad Drilling, Ltd.* 7.875%, 01/15/19	5,367,440
2,699,000		Whiting Petroleum Corp. 6.500%, 10/01/18	2,796,839
3,443,000		Williams Companies, Inc. 7.750%, 06/15/31	3,861,824

			161,657,382

		Financials (4.2%)
2,770,000		AON Corp. 8.205%, 01/01/27	3,066,725
2,603,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	2,655,060
2,171,000		Janus Capital Group, Inc. 6.950%, 06/15/17	2,296,810
		Leucadia National Corp.
10,261,000		8.125%, 09/15/15µ	11,338,405
2,256,000		7.000%, 08/15/13µ	2,430,840
1,815,000		7.125%, 03/15/17	1,896,675
5,664,000		Nuveen Investments, Inc. 10.500%, 11/15/15	5,862,240
		OMEGA Healthcare Investors, Inc.
3,634,000		7.500%, 02/15/20	3,852,040
1,416,000		6.750%, 10/15/22*	1,405,380
4,720,000		Senior Housing Properties Trustµ 8.625%, 01/15/12	4,951,030

			39,755,205

		Health Care (7.0%)
1,888,000		Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	2,090,960
2,360,000		Community Health Systems, Inc. 8.875%, 07/15/15	2,498,650
6,273,000		DaVita, Inc. 6.625%, 11/01/20	6,398,460
8,495,000		Endo Pharmaceuticals Holdings, Inc.* 7.000%, 12/15/20	8,834,800
8,495,000		Giant Funding Corp.* 8.250%, 02/01/18	8,845,419
		HealthSouth Corp.µ
3,068,000		7.750%, 09/15/22	3,206,060
2,360,000		7.250%, 10/01/18	2,427,850
		Mylan, Inc.*
5,531,000		7.625%, 07/15/17	6,056,445
3,068,000		7.875%, 07/15/20	3,409,315
5,947,000		Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	6,541,700
		Valeant Pharmaceuticals International, Inc.*
7,080,000		7.000%, 10/01/20	7,336,650
1,227,000		6.750%, 10/01/17	1,269,945
6,559,000		Warner Chilcott Company, LLC* 7.750%, 09/15/18	6,854,155

			65,770,409

		Industrials (9.7%)
		BE Aerospace, Inc.
5,192,000		8.500%, 07/01/18µ	5,672,260
413,000		6.875%, 10/01/20	430,553
		Belden, Inc.
3,776,000		9.250%, 06/15/19	4,200,800
2,827,000		7.000%, 03/15/17µ	2,883,540
2,124,000		Clean Harbors, Inc. 7.625%, 08/15/16	2,262,060
5,706,000		Deluxe Corp.µ 7.375%, 06/01/15	5,948,505
3,757,000		Dycom Investments, Inc.* 7.125%, 01/15/21	3,832,140
2,832,000		Esterline Technologies Corp. 7.000%, 08/01/20	2,938,200
2,596,000		FTI Consulting, Inc.* 6.750%, 10/01/20	2,596,000
3,304,000		Gardner Denver, Inc.µ 8.000%, 05/01/13	3,341,170
4,565,000		GeoEye, Inc.µ 8.625%, 10/01/16	4,850,312
3,493,000		Great Lakes Dredge & Dock Corp.* 7.375%, 02/01/19	3,545,395
1,765,000		H&E Equipment Services, Inc. 8.375%, 07/15/16	1,844,425
5,142,000		Interline Brands, Inc. 7.000%, 11/15/18	5,309,115
1,888,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	3,039,415
		Oshkosh Corp.
4,942,000		8.500%, 03/01/20	5,547,395
1,147,000		8.250%, 03/01/17~	1,264,568
8,967,000		Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	9,572,272

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

6,608,000	Terex Corp. 8.000%, 11/15/17	$6,872,320
	Triumph Group, Inc.
2,586,000	8.000%, 11/15/17	2,754,090
2,360,000	8.625%, 07/15/18	2,619,600
7,552,000	Tutor Perini Corp.* 7.625%, 11/01/18	7,740,800
1,888,000	WESCO Distribution, Inc. 7.500%, 10/15/17	1,954,080

		91,019,015

	Information Technology (4.9%)
	Advanced Micro Devices, Inc.
7,080,000	7.750%, 08/01/20	7,292,400
3,389,000	8.125%, 12/15/17	3,566,922
	Amkor Technology, Inc.
9,723,000	9.250%, 06/01/16µ	10,318,534
3,776,000	7.375%, 05/01/18	3,960,080
2,454,000	Equinix, Inc. 8.125%, 03/01/18	2,662,590
566,000	Fidelity National Information Services, Inc. 7.875%, 07/15/20	615,525
944,000	Jabil Circuit, Inc. 7.750%, 07/15/16	1,076,160
5,664,000	Lender Processing Services, Inc.µ 8.125%, 07/01/16	5,876,400
2,766,000	Lexmark International, Inc.µ 6.650%, 06/01/18	2,990,494
3,304,000	Seagate Technology* 6.875%, 05/01/20	3,204,880
1,227,000	ViaSat, Inc. 8.875%, 09/15/16	1,325,160
2,497,000	Xerox Corp. 8.000%, 02/01/27	2,540,161

		45,429,306

	Materials (7.0%)
1,982,000	Airgas, Inc. 7.125%, 10/01/18	2,160,380
3,540,000	Allegheny Ludlum Corp.µ 6.950%, 12/15/25	3,811,206
821,000	Ashland, Inc. 9.125%, 06/01/17	959,544
2,255,000	Boise Cascade Holdings, LLC 7.125%, 10/15/14	2,232,450
4,279,000	Clearwater Paper Corp.* 7.125%, 11/01/18	4,460,858
6,494,000	Greif, Inc.µ 7.750%, 08/01/19	7,110,930
3,367,000	Nalco Holding Company 8.250%, 05/15/17	3,716,326
8,495,000	Neenah Paper, Inc.µ 7.375%, 11/15/14	8,601,188
6,608,000	Sealed Air Corp.µ* 6.875%, 07/15/33	6,192,932
4,172,000	Silgan Holdings, Inc. 7.250%, 08/15/16	4,484,900
	Steel Dynamics, Inc.
8,906,000	7.750%, 04/15/16	9,518,287
1,628,000	7.625%, 03/15/20*	1,750,100
2,360,000	Texas Industries, Inc. 9.250%, 08/15/20	2,542,900
	Union Carbide Corp.µ
4,578,000	7.875%, 04/01/23	4,899,774
3,068,000	7.500%, 06/01/25	3,206,342

		65,648,117

	Telecommunication Services (4.7%)
5,701,000	CenturyLink, Inc.µ 6.875%, 01/15/28	5,520,945
	Frontier Communications Corp.
7,740,000	9.000%, 08/15/31µ	8,243,100
2,832,000	8.250%, 04/15/17	3,186,000
4,956,000	MetroPCS Wireless, Inc. 7.875%, 09/01/18	5,203,800
6,608,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	6,822,760
4,248,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	4,348,890
	Windstream Corp.
8,118,000	7.750%, 10/15/20*	8,422,425
1,888,000	8.625%, 08/01/16	2,010,720

		43,758,640

	TOTAL CORPORATE BONDS (Cost $639,019,610)	665,013,626

CONVERTIBLE BONDS (20.2%)
	Consumer Discretionary (1.7%)
13,000,000	Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	14,868,750
2,320,000	Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	1,679,100

		16,547,850

	Energy (1.4%)
11,000,000	Chesapeake Energy Corp.µ 2.250%, 12/15/38	9,377,500
3,000,000	SM Energy Companyµ 3.500%, 04/01/27	3,720,000

		13,097,500

	Financials (0.7%)
5,500,000	Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	6,359,375

	Health Care (2.4%)
16,500,000	Life Technologies Corp.µ 3.250%, 06/15/25	19,222,500

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

3,250,000		LifePoint Hospitals, Inc.µ 3.500%, 05/15/14	$3,274,375

			22,496,875

		Industrials (1.4%)
13,000,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	12,918,750

		Information Technology (9.3%)
1,800,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	3,150,563
3,699,000		Blackboard, Inc.µ 3.250%, 07/01/27	3,762,623
7,000,000		Euronet Worldwide, Inc.µ 3.500%, 10/15/25	6,965,000
41,000,000		Intel Corp.µ 2.950%, 12/15/35	41,871,250
23,500,000		Linear Technology Corp.µ 3.000%, 05/01/27	25,438,750
4,000,000		Rovi Corp.µ* 2.625%, 02/15/40	5,820,000

			87,008,186

		Materials (3.3%)
5,200,000		Anglo American, PLCµ 4.000%, 05/07/14	9,607,287
7,400,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	8,769,000
10,090,000		Newmont Mining Corp.µ 3.000%, 02/15/12	12,877,363

			31,253,650

		TOTAL CONVERTIBLE BONDS (Cost $180,587,343)	189,682,186

U.S. GOVERNMENT AND AGENCY SECURITIES (1.0%)
		United States Treasury Note~
5,900,000		0.875%, 02/28/11	5,903,688
3,304,000		0.875%, 04/30/11	3,310,066

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $9,212,399)	9,213,754

SOVEREIGN BONDS (1.5%)
		Federal Republic of Brazil
1,746,000	BRL	10.000%, 01/01/12	10,339,887
614,000	BRL	10.000%, 01/01/13	3,540,529

		TOTAL SOVEREIGN BONDS (Cost $13,770,889)	13,880,416

SYNTHETIC CONVERTIBLE SECURITIES (5.2%)
Corporate Bonds (4.2%)
		Consumer Discretionary (0.8%)
259,000		Asbury Automotive Group, Inc. 7.625%, 03/15/17	264,180
336,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	352,800
23,000		Dana Holding Corp. 6.750%, 02/15/21	23,460
		DISH Network Corp.
420,000		7.875%, 09/01/19	446,775
353,000		7.125%, 02/01/16µ	370,650
196,000		Exide Technologies* 8.625%, 02/01/18	207,515
224,000		GameStop Corp.µ 8.000%, 10/01/12	229,869
		General Motors Corp.**
364,000		7.200%, 01/15/11	131,040
269,000		7.125%, 07/15/13	96,840
		Goodyear Tire & Rubber Company
168,000		8.250%, 08/15/20	176,820
106,000		7.000%, 03/15/28µ	101,495
406,000		Hanesbrands, Inc.µ‡ 3.831%, 12/15/14	408,537
521,000		Hasbro, Inc.µ 6.600%, 07/15/28	526,637
105,000		Interpublic Group of Companies, Inc. 10.000%, 07/15/17	125,475
84,000		J.C. Penney Company, Inc. 7.650%, 08/15/16	92,190
425,000		Jarden Corp.µ 7.500%, 05/01/17	449,437
196,000		Liberty Media Corp.µ 8.250%, 02/01/30	191,590
207,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	214,763
308,000		Macy’s Retail Holdings, Inc. 5.900%, 12/01/16	330,330
327,000		NetFlix, Inc. 8.500%, 11/15/17	371,145
		Royal Caribbean Cruises, Ltd.
667,000		7.500%, 10/15/27µ	664,499
56,000		7.000%, 06/15/13µ	60,200
22,000		7.250%, 06/15/16	23,870
		Service Corp. International
476,000		7.500%, 04/01/27µ	466,480
112,000		7.000%, 05/15/19	115,640
56,000		7.625%, 10/01/18µ	60,480
56,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	61,320
370,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	376,475
329,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	350,385

			7,290,897

		Consumer Staples (0.2%)
238,000		Chiquita Brands International, Inc. 8.875%, 12/01/15	246,330

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Constellation Brands, Inc.
271,000	7.250%, 09/01/16µ	$289,631
51,000	8.375%, 12/15/14	56,610
190,000	Darling International, Inc.* 8.500%, 12/15/18	206,150
77,000	Del Monte Foods Company 7.500%, 10/15/19	95,095
8,000	Elizabeth Arden, Inc.* 7.375%, 03/15/21	8,220
224,000	Reynolds American, Inc.~ 7.250%, 06/15/37	229,713
561,000	Smithfield Foods, Inc.µ 7.750%, 07/01/17	597,465

		1,729,214

	Energy (1.0%)
	Arch Coal, Inc.
364,000	8.750%, 08/01/16µ	404,950
115,000	7.250%, 10/01/20	121,612
66,000	Arch Western Finance, LLC 6.750%, 07/01/13	66,990
	Berry Petroleum Company
374,000	8.250%, 11/01/16	395,505
112,000	10.250%, 06/01/14	129,640
84,000	Bill Barrett Corp. 9.875%, 07/15/16	94,290
274,000	Brigham Exploration Company* 8.750%, 10/01/18	302,085
441,000	Bristow Group, Inc.µ 7.500%, 09/15/17	467,460
420,000	Carrizo Oil & Gas, Inc.* 8.625%, 10/15/18	443,100
	Chesapeake Energy Corp.
224,000	9.500%, 02/15/15µ	263,200
181,000	6.625%, 08/15/20	188,240
280,000	Complete Production Services, Inc. 8.000%, 12/15/16	296,100
460,000	Comstock Resources, Inc. 8.375%, 10/15/17	474,950
304,000	Concho Resources, Inc. 8.625%, 10/01/17	335,920
112,000	Continental Resources, Inc.µ 8.250%, 10/01/19	123,760
423,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	436,219
336,000	EXCO Resources, Inc. 7.500%, 09/15/18	337,680
	Frontier Oil Corp.
406,000	8.500%, 09/15/16µ	440,510
55,000	6.875%, 11/15/18	56,925
262,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	267,895
392,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	410,620
171,000	Holly Corp.µ 9.875%, 06/15/17	189,382
221,000	Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	227,906
387,000	Petrohawk Energy Corp.µ 7.125%, 04/01/12	388,935
336,000	Petroplus Holdings, AG* 9.375%, 09/15/19	329,280
252,000	Pride International, Inc.µ 8.500%, 06/15/19	299,880
308,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	318,290
75,000	SM Energy Company*† 6.625%, 02/15/19	75,000
426,000	Superior Energy Services, Inc.µ 6.875%, 06/01/14	432,390
	Swift Energy Company
387,000	8.875%, 01/15/20	425,700
135,000	7.125%, 06/01/17	138,544
306,000	Trinidad Drilling, Ltd.* 7.875%, 01/15/19	318,240
160,000	Whiting Petroleum Corp. 6.500%, 10/01/18	165,800
204,000	Williams Companies, Inc. 7.750%, 06/15/31	228,816

		9,595,814

	Financials (0.2%)
165,000	AON Corp. 8.205%, 01/01/27	182,675
155,000	Host Hotels & Resorts, Inc. 7.125%, 11/01/13	158,100
129,000	Janus Capital Group, Inc. 6.950%, 06/15/17	136,476
	Leucadia National Corp.
609,000	8.125%, 09/15/15µ	672,945
134,000	7.000%, 08/15/13µ	144,385
108,000	7.125%, 03/15/17	112,860
336,000	Nuveen Investments, Inc. 10.500%, 11/15/15	347,760
	OMEGA Healthcare Investors, Inc.
216,000	7.500%, 02/15/20	228,960
84,000	6.750%, 10/15/22*	83,370
280,000	Senior Housing Properties Trustµ 8.625%, 01/15/12	293,705

		2,361,236

	Health Care (0.4%)
112,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	124,040
140,000	Community Health Systems, Inc. 8.875%, 07/15/15	148,225
373,000	DaVita, Inc. 6.625%, 11/01/20	380,460

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

505,000		Endo Pharmaceuticals Holdings, Inc.* 7.000%, 12/15/20	$525,200
505,000		Giant Funding Corp.* 8.250%, 02/01/18	525,831
		HealthSouth Corp.µ
182,000		7.750%, 09/15/22	190,190
140,000		7.250%, 10/01/18	144,025
		Mylan, Inc.*
329,000		7.625%, 07/15/17	360,255
182,000		7.875%, 07/15/20	202,248
353,000		Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16	388,300
		Valeant Pharmaceuticals International, Inc.*
420,000		7.000%, 10/01/20	435,225
73,000		6.750%, 10/01/17	75,555
389,000		Warner Chilcott Company, LLC* 7.750%, 09/15/18	406,505

			3,906,059

		Industrials (0.6%)
		BE Aerospace, Inc.
308,000		8.500%, 07/01/18µ	336,490
25,000		6.875%, 10/01/20	26,063
		Belden, Inc.
224,000		9.250%, 06/15/19	249,200
168,000		7.000%, 03/15/17µ	171,360
126,000		Clean Harbors, Inc. 7.625%, 08/15/16	134,190
339,000		Deluxe Corp.µ 7.375%, 06/01/15	353,407
223,000		Dycom Investments, Inc.* 7.125%, 01/15/21	227,460
168,000		Esterline Technologies Corp. 7.000%, 08/01/20	174,300
154,000		FTI Consulting, Inc.* 6.750%, 10/01/20	154,000
196,000		Gardner Denver, Inc.µ 8.000%, 05/01/13	198,205
271,000		GeoEye, Inc.µ 8.625%, 10/01/16	287,938
207,000		Great Lakes Dredge & Dock Corp.* 7.375%, 02/01/19	210,105
105,000		H&E Equipment Services, Inc. 8.375%, 07/15/16	109,725
305,000		Interline Brands, Inc. 7.000%, 11/15/18	314,913
112,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	180,304
		Oshkosh Corp.
293,000		8.500%, 03/01/20	328,892
68,000		8.250%, 03/01/17~	74,970
533,000		Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	568,977
392,000		Terex Corp. 8.000%, 11/15/17	407,680
		Triumph Group, Inc.
154,000		8.000%, 11/15/17	164,010
140,000		8.625%, 07/15/18	155,400
448,000		Tutor Perini Corp.* 7.625%, 11/01/18	459,200
112,000		WESCO Distribution, Inc. 7.500%, 10/15/17	115,920

			5,402,709

		Information Technology (0.3%)
		Advanced Micro Devices, Inc.
420,000		7.750%, 08/01/20	432,600
201,000		8.125%, 12/15/17	211,552
		Amkor Technology, Inc.
577,000		9.250%, 06/01/16µ	612,341
224,000		7.375%, 05/01/18	234,920
146,000		Equinix, Inc. 8.125%, 03/01/18	158,410
34,000		Fidelity National Information Services, Inc. 7.875%, 07/15/20	36,975
56,000		Jabil Circuit, Inc. 7.750%, 07/15/16	63,840
336,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	348,600
164,000		Lexmark International, Inc.µ 6.650%, 06/01/18	177,311
196,000		Seagate Technology* 6.875%, 05/01/20	190,120
73,000		ViaSat, Inc. 8.875%, 09/15/16	78,840
148,000		Xerox Corp. 8.000%, 02/01/27	150,558

			2,696,067

		Materials (0.4%)
118,000		Airgas, Inc. 7.125%, 10/01/18	128,620
210,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	226,089
49,000		Ashland, Inc. 9.125%, 06/01/17	57,269
134,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	132,660
254,000		Clearwater Paper Corp.* 7.125%, 11/01/18	264,795
386,000		Greif, Inc.µ 7.750%, 08/01/19	422,670
200,000		Nalco Holding Company 8.250%, 05/15/17	220,750
505,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	511,312
392,000		Sealed Air Corp.µ* 6.875%, 07/15/33	367,377
248,000		Silgan Holdings, Inc. 7.250%, 08/15/16	266,600

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Steel Dynamics, Inc.
529,000		7.750%, 04/15/16	$565,369
97,000		7.625%, 03/15/20*	104,275
140,000		Texas Industries, Inc. 9.250%, 08/15/20	150,850
		Union Carbide Corp.µ
272,000		7.875%, 04/01/23	291,118
182,000		7.500%, 06/01/25	190,207

			3,899,961

		Telecommunication Services (0.3%)
339,000		CenturyLink, Inc.µ 6.875%, 01/15/28	328,293
		Frontier Communications Corp.
460,000		9.000%, 08/15/31µ	489,900
168,000		8.250%, 04/15/17	189,000
294,000		MetroPCS Wireless, Inc. 7.875%, 09/01/18	308,700
392,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	404,740
252,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	257,985
		Windstream Corp.
482,000		7.750%, 10/15/20*	500,075
112,000		8.625%, 08/01/16	119,280

			2,597,973

		TOTAL CORPORATE BONDS	39,479,930

U.S. Government and Agency Securities (0.1%)
		United States Treasury Note~
350,000		0.875%, 02/28/11	350,219
196,000		0.875%, 04/30/11	196,360

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	546,579

Sovereign Bonds (0.1%)
		Federal Republic of Brazil
104,000	BRL	10.000%, 01/01/12	615,892
36,000	BRL	10.000%, 01/01/13	207,588

		TOTAL SOVEREIGN BONDS	823,480

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.8%)#
		Consumer Discretionary (0.1%)
310		Amazon.com, Inc. Call, 01/19/13, Strike $180.00	917,600

		Information Technology (0.7%)
180		Apple, Inc. Call, 01/19/13, Strike $290.00	1,631,700
3,150		EMC Corp. Call, 01/19/13, Strike $25.00	1,260,000
150		Google, Inc. Call, 01/21/12, Strike $600.00	960,750
2,000		Oracle Corp. Call, 01/19/13, Strike $30.00	1,260,000
1,500		QUALCOMM, Inc. Call, 01/19/13, Strike $55.00	1,181,250

			6,293,700

		TOTAL PURCHASED OPTIONS	7,211,300

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $46,773,069)	48,061,289

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (13.7%)
		Consumer Discretionary (0.6%)
46,760		Stanley Black & Decker, Inc. 4.750%	5,458,295

		Consumer Staples (2.4%)
555,000		Archer-Daniels-Midland Companyµ 6.250%	23,154,600

		Energy (1.6%)
225,000		Apache Corp. 6.000%	14,724,000

		Financials (5.0%)
310,000		Affiliated Managers Group, Inc.µ 5.150%	12,865,000
19,500		Bank of America Corp.µ 7.250%	19,314,750
35,000		Reinsurance Group of America, Inc.µ 5.750%	2,621,850
11,600		Wells Fargo & Companyµ 7.500%	12,093,000

			46,894,600

		Materials (2.9%)
272,200		Vale, SAµ 6.750%	27,286,952

		Utilities (1.2%)
229,650		NextEra Energy, Inc. 7.000%	11,379,157

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $120,778,378)	128,897,604

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (2.5%)+*
		Energy (0.7%)
220,000		JPMorgan Chase & Company (Pride International, Inc.) 12.000%, 02/15/11	6,454,800

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2011 (UNAUDITED)

NUMBER OF
UNITS		VALUE

	Information Technology (0.6%)
270,000	Barclays Capital, Inc. (Nabors Industries, Ltd.) 12.000%, 06/04/11	$6,342,300

	Materials (1.2%)
117,000	Credit Suisse Group (Barrick Gold Corp.) 11.000%, 05/24/11	5,654,610
134,000	Goldman Sachs Group, Inc. (Goldcorp, Inc.) 12.000%, 07/20/11	5,483,280

		11,137,890

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $23,331,582)	23,934,990

NUMBER OF
SHARES		VALUE

COMMON STOCKS (7.1%)
	Financials (1.4%)
17,300	American International Group, Inc.#	698,055
282,712	MetLife, Inc.µ	12,939,728

		13,637,783

	Health Care (1.8%)
496,671	Merck & Company, Inc.µ	16,474,577

	Industrials (1.0%)
224,388	Avery Dennison Corp.µ	9,444,491

	Materials (2.9%)
250,317	Freeport-McMoRan Copper & Gold, Inc.µ	27,221,974

	TOTAL COMMON STOCKS (Cost $66,180,995)	66,778,825

WARRANTS (0.0%)
0	American International Group, Inc.# 01/19/21 (Cost $1)	1

SHORT TERM INVESTMENT (6.8%)
63,360,407	Fidelity Prime Money Market Fund - Institutional Class (Cost $63,360,407)	63,360,407

TOTAL INVESTMENTS (128.9%) (Cost $1,163,014,673)		1,208,823,098

LIABILITIES, LESS OTHER ASSETS (-28.9%)		(270,688,949)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$938,134,149

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $617,927,096. $237,444,083 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $74,085,087 or 7.9% of net assets applicable to common shareholders.
**	General Motors filed for bankruptcy on June 1, 2009 and the bankruptcy plan transferred the assets and liabilities of the company into one of four trusts. The General Unsecured Creditors Trust will resolve the outstanding claims and distribute common stock and warrants of the new General Motors in lieu of cash proceeds.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2011.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities aggregate a total value of $11,221,693.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.4300% quarterly	3 month LIBOR	04/14/14	$115,000,000	$(4,142,991)

BNP Paribas, SA	1.8650% quarterly	3 month LIBOR	04/14/12	75,000,000	(1,322,432)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	53,000,000	(1,180,619)

					$(6,646,042)

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2011.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2011 was as follows:

Cost basis of Investments	$1,201,602,964

Gross unrealized appreciation	59,878,225
Gross unrealized depreciation	(52,658,091)

Net unrealized appreciation (depreciation)	$7,220,134

NOTE 3 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $400,000,000 and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended January 31, 2011, the average borrowings and the average interest rate were $270,000,000 and 1.28%, respectively. As of January 31, 2011, the amount of such outstanding borrowings is $270,000,000. The interest rate applicable to the borrowings on January 31, 2011 was 1.25%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent

Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 – INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 – SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 – WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 8 – VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities (including U.S. government and government agency obligations) are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$665,013,626	$—	$665,013,626
Convertible Bonds		189,682,186		189,682,186
U.S. Government and Agency Securities		9,213,754		9,213,754
Sovereign Bonds		13,880,416		13,880,416
Synthetic Convertible Securities (Corporate Bonds)		39,479,930		39,479,930
Synthetic Convertible Securities (U.S. Government and Agency Securities)		546,579		546,579
Synthetic Convertible Securities (Sovereign Bonds)		823,480		823,480
Synthetic Convertible Securities (Purchased Options)	7,211,300			7,211,300
Convertible Preferred Stocks	101,308,604	27,589,000		128,897,604
Structured Equity-Linked Securities		23,934,990		23,934,990
Common Stocks	66,778,825			66,778,825
Warrants	1			1
Short Term Investment	63,360,407			63,360,407

	$238,659,137	$970,163,961	$—	$1,208,823,098

Liabilities:
Interest Rate Swaps		6,646,042		6,646,042

Total	$—	$6,646,042	$—	$6,646,042

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 24, 2011

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 24, 2011